Trade and other receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade and other receivables

17. Trade and other receivables

Trade and other receivables of $5.7 million at December 31, 2023, have reduced by $5.7 million since December 31, 2022, mainly due to a receipt of $1 million in relation to the UAE investment announced in FY2023 and $0.7 million final settlement with regards the J.A. Martin sale from FY2023.

19. Trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Current receivables
Trade receivables	1,649	3,866	4,959
Contract assets	893	694	2,723
Prepayments	277	787	2,837
Other receivables	4,027	3,055	1,580
Deposits	-	504	504
Current tax receivable	175	182	182
Total	7,021	9,088	12,785

The prior year restatements in the years ending 30 June 2021 and 2022 relate to $0.5 million of deposits that were originally reported within intangible assets and have been reclassified to current assets and $0.4 million of inventory that was originally reported within other receivables.

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Trade and other receivables	1,649	3,866	4,959
Less: credit note provision	-	-	-
Total	1,649	3,866	4,959

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
United States	-	-	-
United Kingdom	-	-	-
Australia	1,451	2,684	4,349
Netherlands	198	1,181	610
Total	1,649	3,866	4,959

The aging of the trade receivables, net of provisions is:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
0-90 days	1,410	3,306	4,918
Greater than 90 days	239	560	41
Total	1,649	3,866	4,959